FINANCE LEASE	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Finance Lease
5.	FINANCE LEASE
ASC 842 requires the Company to recognize an ROU asset and a lease liability for all leases with terms greater than 12 months. Refer to Note 2 for discussion on the adoption of ASC 842. The Company entered into a finance lease to finance the purchase of equipment on March 11, 2021. The Company recorded an ROU asset of $1,404 at the lease commencement date and a finance lease obligation of $1,207. The lease for this equipment ends August 31, 2022.